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C000143790
Account Value [Line Items]
Line Graph and Table Measure Name													SSILX with load
Accumulated Value	$ 9,472	$ 9,642	$ 9,472	$ 9,340	$ 9,623	$ 9,952	$ 9,990	$ 10,251	$ 10,560	$ 10,976	$ 11,014	$ 11,324		$ 11,362	$ 11,565	$ 11,700	$ 11,652	$ 11,773	$ 12,164	$ 11,573	$ 11,412	$ 11,533	$ 11,272	$ 11,012	$ 11,272	$ 10,982	$ 11,112	$ 10,300	$ 10,080	$ 9,654	$ 10,385	$ 10,597	$ 10,682	$ 10,820	$ 10,195	$ 10,799	$ 10,428	$ 10,163	$ 10,460	$ 10,799	$ 10,883	$ 11,248	$ 10,963	$ 10,012	$ 8,395	$ 9,007	$ 9,367	$ 9,695	$ 9,859	$ 10,340	$ 10,089	$ 9,630	$ 10,952	$ 11,542	$ 11,431	$ 11,676	$ 12,165	$ 12,565	$ 13,121	$ 12,932	$ 12,955	$ 13,166	$ 12,643	$ 12,943	$ 12,310	$ 12,976	$ 12,675	$ 12,269	$ 12,443	$ 11,724	$ 12,014	$ 10,622	$ 11,144	$ 10,564	$ 9,451	$ 10,112	$ 11,353	$ 11,184	$ 12,034	$ 11,778	$ 11,917	$ 12,173	$ 11,568	$ 12,255	$ 12,627	$ 12,115	$ 11,847	$ 11,335	$ 12,231	$ 12,824	$ 12,884	$ 13,169	$ 13,775	$ 13,419	$ 14,156	$ 13,680	$ 14,096	$ 14,524	$ 14,536	$ 13,942	$ 14,013	$ 13,795	$ 14,385	$ 14,815	$ 15,024	$ 15,663	$ 16,536	$ 17,053	$ 16,831	$ 17,839	$ 18,282	$ 18,503	$ 19,081	$ 19,915	$ 21,006	$ 22,325	$ 20,427	$ 21,544	$ 22,137	$ 21,867	$ 22,595	$ 23,039
C000143792
Account Value [Line Items]
Line Graph and Table Measure Name													SSIPX
Accumulated Value	10,000	10,178	10,010	9,861	10,170	10,516	10,567	10,842	11,178	11,616	11,656	11,992		12,023	12,247	12,389	12,338	12,465	12,888	12,274	12,115	12,242	11,978	11,713	11,988	11,682	11,819	10,962	10,740	10,287	11,064	11,300	11,401	11,536	10,883	11,525	11,131	10,861	11,187	11,547	11,638	12,035	11,732	10,707	8,983	9,647	10,031	10,381	10,567	11,080	10,812	10,334	11,744	12,381	12,262	12,547	13,070	13,498	14,116	13,902	13,938	14,175	13,617	13,938	13,260	13,992	13,668	13,233	13,432	12,660	12,971	11,477	12,050	11,415	10,220	10,930	12,287	12,107	13,036	12,920	13,075	13,359	12,700	13,462	13,875	13,449	13,152	12,597	13,591	14,258	14,326	14,654	15,337	14,941	15,775	15,242	15,707	16,199	16,212	15,543	15,638	15,400	16,053	16,536	16,777	17,501	18,480	19,076	18,821	19,956	20,453	20,723	21,376	22,308	23,543	25,028	22,902	24,168	24,841	24,544	25,356	25,872
C000143793
Account Value [Line Items]
Line Graph and Table Measure Name													SSIQX
Accumulated Value	10,000	10,178	10,000	9,862	10,172	10,518	10,569	10,844	11,180	11,618	11,659	11,995		12,025	12,260	12,392	12,341	12,472	12,895	12,281	12,122	12,249	11,985	11,720	11,985	11,688	11,826	10,968	10,746	10,297	11,075	11,311	11,413	11,548	10,894	11,536	11,142	10,872	11,198	11,559	11,649	12,058	11,743	10,727	9,000	9,665	10,050	10,412	10,599	11,112	10,844	10,365	11,778	12,421	12,302	12,576	13,112	13,542	14,161	13,947	13,983	14,221	13,673	13,983	13,303	14,046	13,722	13,284	13,472	12,709	13,022	11,522	12,097	11,460	10,260	10,972	12,334	12,162	13,096	12,979	13,135	13,420	12,759	13,524	13,938	13,524	13,225	12,655	13,666	14,337	14,406	14,736	15,423	15,025	15,863	15,327	15,808	16,289	16,303	15,643	15,726	15,499	16,156	16,641	16,899	17,613	18,598	19,198	18,956	20,098	20,598	20,855	21,512	22,457	23,701	25,211	23,071	24,330	25,022	24,723	25,542	26,061
C000014139
Account Value [Line Items]
Line Graph and Table Measure Name													SSAIX
Accumulated Value	10,000	10,178	10,000	9,862	10,174	10,520	10,560	10,835	11,160	11,597	11,648	11,973		12,004	12,227	12,369	12,319	12,438	12,859	12,248	12,079	12,206	11,942	11,668	11,942	11,637	11,774	10,920	10,688	10,241	11,012	11,247	11,336	11,482	10,822	11,459	11,068	10,800	11,113	11,482	11,571	11,956	11,656	10,639	8,930	9,577	9,969	10,316	10,501	11,009	10,743	10,258	11,656	12,298	12,180	12,451	12,980	13,392	14,004	13,792	13,816	14,051	13,510	13,816	13,145	13,867	13,547	13,117	13,301	12,538	12,846	11,357	11,923	11,296	10,114	10,816	12,157	11,981	12,897	12,770	12,923	13,216	12,554	13,305	13,712	13,305	12,999	12,439	13,419	14,080	14,147	14,471	15,144	14,753	15,574	15,036	15,507	15,978	15,992	15,332	15,413	15,191	15,832	16,306	16,544	17,241	18,217	18,803	18,552	19,668	20,142	20,407	21,035	21,957	23,168	24,640	22,539	23,766	24,441	24,134	24,931	25,437
C000014159
Account Value [Line Items]
Line Graph and Table Measure Name													SVSPX
Accumulated Value	10,000	10,000	9,816	10,179	10,379	10,573	10,993	11,005	11,117	11,271	11,341	11,570		11,606	11,843	12,118	12,491	12,629	13,348	12,850	12,519	12,566	12,867	12,941	13,423	13,858	13,935	12,983	13,242	12,045	13,010	13,424	13,685	14,237	13,329	14,268	14,472	14,234	14,500	14,813	15,346	15,811	15,799	14,495	12,737	14,367	15,051	15,358	16,223	17,386	16,720	16,276	18,059	18,751	18,557	19,069	19,905	20,966	21,110	21,598	22,107	22,777	21,717	23,237	23,070	24,102	22,851	22,165	22,986	20,975	21,012	19,277	21,054	20,190	18,326	19,808	20,913	19,704	20,942	20,430	21,177	21,505	21,596	23,022	23,762	23,381	22,262	21,787	23,775	24,856	25,270	26,615	27,469	26,343	27,647	28,636	28,979	29,677	30,307	30,026	31,786	31,026	31,886	31,465	29,683	29,471	31,327	32,914	33,652	34,332	35,578	36,405	36,493	36,511	37,038	36,753	34,915	38,570	40,595	40,203	40,179	41,263
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World ex USA Index
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,362	13,858	14,197	14,444	13,918	14,543	15,134	14,451	13,994	13,417	14,625	15,359	15,207	15,592	16,079	15,790	16,249	16,233	16,609	17,082	17,542	16,681	16,530	16,209	16,862	17,096	17,058	17,673	18,483	19,110	19,055	19,717	20,427	20,840	20,834	21,459	22,742	23,885	21,308	23,364	24,540	24,396	24,479	25,109
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World ex USA Index
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,362	13,858	14,197	14,444	13,918	14,543	15,134	14,451	13,994	13,417	14,625	15,359	15,207	15,592	16,079	15,790	16,249	16,233	16,609	17,082	17,542	16,681	16,530	16,209	16,862	17,096	17,058	17,673	18,483	19,110	19,055	19,717	20,427	20,840	20,834	21,459	22,742	23,885	21,308	23,364	24,540	24,396	24,479	25,109
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World ex USA Index
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,362	13,858	14,197	14,444	13,918	14,543	15,134	14,451	13,994	13,417	14,625	15,359	15,207	15,592	16,079	15,790	16,249	16,233	16,609	17,082	17,542	16,681	16,530	16,209	16,862	17,096	17,058	17,673	18,483	19,110	19,055	19,717	20,427	20,840	20,834	21,459	22,742	23,885	21,308	23,364	24,540	24,396	24,479	25,109
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World ex USA Index
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,624	11,972	13,385	13,285	14,362	13,858	14,197	14,444	13,918	14,543	15,134	14,451	13,994	13,417	14,625	15,359	15,207	15,592	16,079	15,790	16,249	16,233	16,609	17,082	17,542	16,681	16,530	16,209	16,862	17,096	17,058	17,673	18,483	19,110	19,055	19,717	20,427	20,840	20,834	21,459	22,742	23,885	21,308	23,364	24,540	24,396	24,479	25,109
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,002	9,819	10,183	10,384	10,581	11,001	11,014	11,127	11,284	11,354	11,588		11,623	11,863	12,140	12,512	12,651	13,376	12,883	12,555	12,604	12,907	12,987	13,470	13,909	13,988	13,032	13,297	12,097	13,066	13,486	13,748	14,304	13,395	14,339	14,546	14,315	14,583	14,899	15,440	15,906	15,899	14,591	12,788	14,428	15,115	15,416	16,285	17,455	16,792	16,346	18,135	18,832	18,642	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,566	22,442	21,970	23,977	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,322	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Net Dividend Index
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Net Dividend Index
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Net Dividend Index
Accumulated Value	10,000	10,123	9,916	9,718	10,051	10,342	10,490	10,779	11,053	11,459	11,439	11,768		11,764	12,057	12,240	12,368	12,567	13,197	12,601	12,374	12,657	12,372	12,221	12,522	12,280	12,387	11,401	11,386	10,834	11,546	11,840	11,915	12,250	11,661	12,353	12,196	11,880	12,221	12,660	12,803	13,219	12,943	11,773	10,201	10,860	11,333	11,719	11,992	12,609	12,281	11,791	13,619	14,252	14,100	14,416	14,748	15,192	15,687	15,510	15,627	15,903	15,441	15,821	15,085	15,857	15,091	14,824	14,919	13,954	14,059	12,754	13,390	12,754	11,561	12,182	13,555	13,565	14,664	14,358	14,714	15,129	14,489	15,148	15,639	15,039	14,526	13,937	15,230	16,040	16,132	16,427	16,967	16,533	17,173	16,896	17,392	17,957	18,123	17,138	17,040	16,653	17,528	17,868	17,796	18,611	19,462	19,891	19,612	20,448	20,839	21,085	21,216	21,852	22,992	24,056	21,581	23,189	23,900	23,916	24,384	24,869
SSGA Index: MSCI EAFE Net Dividend Index
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Net Dividend Index
Accumulated Value	$ 10,000	$ 10,123	$ 9,916	$ 9,718	$ 10,051	$ 10,342	$ 10,490	$ 10,779	$ 11,053	$ 11,459	$ 11,439	$ 11,768		$ 11,764	$ 12,057	$ 12,240	$ 12,368	$ 12,567	$ 13,197	$ 12,601	$ 12,374	$ 12,657	$ 12,372	$ 12,221	$ 12,522	$ 12,280	$ 12,387	$ 11,401	$ 11,386	$ 10,834	$ 11,546	$ 11,840	$ 11,915	$ 12,250	$ 11,661	$ 12,353	$ 12,196	$ 11,880	$ 12,221	$ 12,660	$ 12,803	$ 13,219	$ 12,943	$ 11,773	$ 10,201	$ 10,860	$ 11,333	$ 11,719	$ 11,992	$ 12,609	$ 12,281	$ 11,791	$ 13,619	$ 14,252	$ 14,100	$ 14,416	$ 14,748	$ 15,192	$ 15,687	$ 15,510	$ 15,627	$ 15,903	$ 15,441	$ 15,821	$ 15,085	$ 15,857	$ 15,091	$ 14,824	$ 14,919	$ 13,954	$ 14,059	$ 12,754	$ 13,390	$ 12,754	$ 11,561	$ 12,182	$ 13,555	$ 13,565	$ 14,664	$ 14,358	$ 14,714	$ 15,129	$ 14,489	$ 15,148	$ 15,639	$ 15,039	$ 14,526	$ 13,937	$ 15,230	$ 16,040	$ 16,132	$ 16,427	$ 16,967	$ 16,533	$ 17,173	$ 16,896	$ 17,392	$ 17,957	$ 18,123	$ 17,138	$ 17,040	$ 16,653	$ 17,528	$ 17,868	$ 17,796	$ 18,611	$ 19,462	$ 19,891	$ 19,612	$ 20,448	$ 20,839	$ 21,085	$ 21,216	$ 21,852	$ 22,992	$ 24,056	$ 21,581	$ 23,189	$ 23,900	$ 23,916	$ 24,384	$ 24,869